UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21126

Name of Fund:  BlackRock Municipal Income Trust II (BLE)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Municipal

              Income Trust II, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2019

Date of reporting period: 11/30/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) November 30, 2018	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds — 133.0%

Alabama — 2.1%
County of Jefferson Alabama Sewer, Refunding RB:
Senior Lien, Series A (AGM), 5.00%, 10/01/44	$540	$580,527
Senior Lien, Series A (AGM), 5.25%, 10/01/48	1,320	1,431,698
Sub-Lien, Series D, 7.00%, 10/01/51	3,220	3,820,272
Lower Alabama Gas District, RB, Series A, 5.00%, 09/01/46	1,170	1,335,029

		7,167,526
Arizona — 2.8%
City of Phoenix Arizona IDA, RB, Legacy Traditional Schools Projects, Series A, 5.00%, 07/01/46(a)	1,825	1,827,208
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/32	5,635	6,465,937
5.00%, 12/01/37	1,000	1,136,520

		9,429,665
California — 12.1%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area Toll Bridge, Series F-1, 5.63%, 04/01/19(b)	2,480	2,512,885
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 08/15/20(b)	3,500	3,751,230
California Health Facilities Financing Authority, Refunding RB, St. Joseph Health System, Series A, 5.00%, 07/01/33	1,365	1,501,132
California Municipal Finance Authority, RB, Senior, Caritas Affordable Housing, Inc. Projects, S/F Housing, Series A:
5.25%, 08/15/39	160	171,776
5.25%, 08/15/49	395	421,982
California Municipal Finance Authority, Refunding RB, Community Medical Centers, Series A:
5.00%, 02/01/36	345	379,917
5.00%, 02/01/37	260	285,285
California Pollution Control Financing Authority, RB, Poseidon Resources (Channel Side) LP Desalination Project, AMT, 5.00%, 11/21/45(a)	4,370	4,487,728
California Statewide Communities Development Authority, RB, Loma Linda University Medical Center, Series A, 5.00%, 12/01/46(a)	490	501,241

Security	Par (000)	Value
California (continued)
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Series A:
Senior, 5.00%, 05/15/40	$6,500	$6,760,325
5.25%, 05/15/39	860	873,278
City of Stockton California Public Financing Authority, RB, Delta Water Supply Project, Series A, 6.25%, 10/01/38	380	442,525
Golden State Tobacco Securitization Corp., Refunding RB, Series A-1, 5.25%, 06/01/47	1,080	1,071,198
San Marcos Unified School District, GO, CAB, Election of 2010, Series B(c):
0.00%, 08/01/33	3,000	1,760,370
0.00%, 08/01/43	2,500	912,350
State of California, GO, Various Purposes:
6.50%, 04/01/19(b)	5,765	5,857,528
6.00%, 03/01/33	1,760	1,849,390
6.50%, 04/01/33	4,880	4,951,785
State of California Public Works Board, LRB, Various Capital Projects:
Series I, 5.00%, 11/01/38	825	904,324
Sub-Series I-1, 6.38%, 11/01/19(b)	1,280	1,334,874

		40,731,123
Colorado — 0.7%
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiative, Series A, 5.50%, 07/01/34	2,330	2,374,014

Connecticut — 0.3%
State of Connecticut Health & Educational Facility Authority, RB, Ascension Health Senior Credit, Series A, 5.00%, 11/15/40	1,005	1,027,643

Delaware — 2.1%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	1,240	1,291,981
Delaware Transportation Authority, RB, U.S. 301 Project, 5.00%, 06/01/55	1,260	1,362,060
State of Delaware EDA, RB, Exempt Facilities, Indian River Power LLC Project, 5.38%, 10/01/45	4,275	4,374,949

		7,028,990
District of Columbia — 6.4%
District of Columbia, Refunding RB:
Georgetown University, 5.00%, 04/01/35	465	520,707

1

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
District of Columbia (continued)
District of Columbia, Refunding RB (continued):
Georgetown University Issue, 5.00%, 04/01/42	$540	$594,362
Kipp Charter School, Series A, 6.00%, 07/01/23(b)	820	954,898
The Catholic University of America Issue, 5.00%, 10/01/48	2,525	2,735,282
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, 6.75%, 05/15/40	11,500	11,869,495
Metropolitan Washington Airports Authority, Refunding ARB, Dulles Metrorail And Capital Improvement Project, AMT, Series A, 5.00%, 10/01/53	2,195	2,260,521
Metropolitan Washington Airports Authority, Refunding RB, Dulles Toll Road, 1st Senior Lien, Series A:
5.00%, 10/01/39	550	561,093
5.25%, 10/01/44	2,000	2,040,100

		21,536,458
Florida — 4.5%
City of Jacksonville Florida Port Authority, Refunding RB, AMT, 5.00%, 11/01/38	1,665	1,765,333
County of Collier Florida Health Facilities Authority, Refunding RB, Series A, 5.00%, 05/01/45	1,450	1,517,845
County of Miami-Dade Florida Aviation, Refunding ARB, Miami International Airport, Series A-1, 5.38%, 10/01/20(b)	1,255	1,331,894
County of Miami-Dade Florida Water & Sewer System, (AGM), 5.00%, 10/01/20(b)	5,000	5,272,900
Mid-Bay Florida Bridge Authority, RB, Springing Lien, Series A, 7.25%, 10/01/21(b)	3,300	3,754,872
Stevens Plantation Community Development District, RB, Special Assessment, Series A, 7.10%, 05/01/35(d)(e)	1,795	1,436,000

		15,078,844
Georgia — 0.9%
County of Dalton Whitfield Joint Development Authority, RB, Hamilton Health Care System Obligation, 4.00%, 08/15/48	1,325	1,328,485

Security	Par (000)	Value
Georgia (continued)
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A (GTD), 5.50%, 08/15/54	$555	$623,853
DeKalb Georgia Private Hospital Authority, Refunding RB, Children’s Healthcare, 5.25%, 11/15/39	915	939,568

		2,891,906
Hawaii — 0.5%
State of Hawaii Harbor System, RB, Series A, 5.25%, 07/01/30	1,480	1,546,985

Idaho — 0.3%
Idaho Health Facilities Authority, RB, Trinity Health Credit Group, Series A, 5.00%, 12/01/46	805	877,965

Illinois — 18.5%
Chicago Board of Education, GO, Series C:
Dedicated Revenues, Series H, 5.00%, 12/01/36	495	499,638
Project, 5.25%, 12/01/35	1,600	1,623,792
Chicago Board of Education, GO, Refunding:
Dedicated Revenues, Series D, 5.00%, 12/01/27	920	952,329
Dedicated Revenues, Series F, 5.00%, 12/01/22	675	700,178
Dedicated Revenues, Series G, 5.00%, 12/01/34	495	501,435
5.00%, 12/01/25(f)	705	733,912
Chicago Board of Education, GO, Series D(f):
5.00%, 12/01/46	585	562,840
5.00%, 12/01/46	1,505	1,458,706
City of Chicago Illinois, GO, Project, Series A, 5.00%, 01/01/34	2,705	2,743,330
City of Chicago Illinois O’Hare International Airport, GARB, 3rd Lien:
Series A, 5.75%, 01/01/21(b)	4,200	4,520,292
Series A, 5.75%, 01/01/39	800	848,792
Series C, 6.50%, 01/01/21(b)	6,430	7,016,480
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/40	1,150	1,210,985
County of Cook Illinois Community College District No. 508, GO, City College of Chicago, 5.50%, 12/01/38	845	878,572

2

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Illinois (continued)
Illinois Finance Authority, Refunding RB:
Ascension Health, Series A, 5.00%, 11/15/37	$1,060	$1,130,840
Central Dupage Health, Series B, 5.50%, 11/01/19(b)	1,750	1,805,632
Illinois Sports Facilities Authority, RB, State Tax Supported (AMBAC), 5.50%, 06/15/30	7,445	7,461,677
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project:
Series B (AGM), 5.00%, 06/15/50	6,725	6,876,985
Series B-2, 5.00%, 06/15/50	2,725	2,726,935
Railsplitter Tobacco Settlement Authority, RB(b):
5.50%, 06/01/21	520	561,912
6.00%, 06/01/21	1,255	1,371,288
State of Illinois, GO:
5.00%, 02/01/39	1,640	1,663,698
Series A, 5.00%, 04/01/35	2,500	2,562,300
Series A, 5.00%, 04/01/38	3,885	3,961,845
State of Illinois Toll Highway Authority, RB, Series C:
Senior, 5.00%, 01/01/36	2,815	3,087,323
5.00%, 01/01/37	3,005	3,287,049
University of Illinois, RB, Auxiliary Facilities System, Series A, 5.00%, 04/01/44	1,050	1,126,409

		61,875,174
Indiana — 4.5%
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT:
6.75%, 01/01/34	845	963,646
7.00%, 01/01/44	3,535	4,050,756
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	3,510	3,767,809
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 07/01/44	485	506,937
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 07/01/48	1,610	1,678,699
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.25%, 01/01/51	435	457,329
Sisters of St. Francis Health Services, 5.25%, 11/01/19(b)	915	942,038
Indiana Finance Authority, Refunding RB, Marquette Project, 4.75%, 03/01/32	1,180	1,190,856

Security	Par (000)	Value
Indiana (continued)
Indianapolis Local Public Improvement Bond Bank, RB, Series A, 5.00%, 01/15/40	$1,380	$1,506,919

		15,064,989
Iowa — 1.9%
Iowa Finance Authority, Refunding RB, Iowa Fertilizer Co. Project:
Series B, 5.25%, 12/01/50(h)	3,060	3,246,538
Midwestern Disaster Area, 5.50%, 12/01/22	10	10,011
Midwestern Disaster Area, 5.25%, 12/01/25	500	528,025
Midwestern Disaster Area, 5.88%, 12/01/26(a)	445	467,579
Iowa Student Loan Liquidity Corp., Refunding RB, Student Loan, Senior Series A-1, AMT, 5.15%, 12/01/22	460	474,881
Iowa Tobacco Settlement Authority, Refunding RB, Asset-Backed, Series C, 5.63%, 06/01/46	1,610	1,597,748

		6,324,782
Kentucky — 0.7%
Kentucky Economic Development Finance Authority, RB, Catholic Health Initiatives, Series A, 5.25%, 01/01/45	1,060	1,121,469
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing Project, Convertible CAB, 1st Tier, Series C, 6.75%, 07/01/43(g)	1,280	1,173,773

		2,295,242
Louisiana — 2.8%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, Series A-1, 6.50%, 11/01/35	3,650	3,899,149
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A:
5.50%, 05/15/30	1,100	1,138,643
5.25%, 05/15/31	935	982,909
5.25%, 05/15/32	1,195	1,271,528
5.25%, 05/15/33	1,300	1,374,113

3

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Louisiana (continued)
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A (continued):
5.25%, 05/15/35	$795	$840,180

		9,506,522
Maryland — 1.3%
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.75%, 06/01/20(b)	475	501,553
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 09/01/25	800	824,632
Maryland Health & Higher Educational Facilities Authority, RB, Trinity Health Credit Group, Series 2017, 5.00%, 12/01/46	455	503,562
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Charlestown Community Project, 6.25%, 01/01/21(b)	2,400	2,599,608

		4,429,355
Massachusetts — 0.3%
Massachusetts Health & Educational Facilities Authority, Refunding RB, Partners Healthcare System, Series J1, 5.00%, 07/01/19(b)	955	972,448

Michigan — 2.7%
City of Detroit Michigan Sewage Disposal System, Refunding RB, Senior Lien, Series A, 5.25%, 07/01/39	4,825	5,148,130
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital:
5.50%, 05/15/20(b)	830	870,255
5.50%, 05/15/36	670	696,411
Michigan Finance Authority, Refunding RB, Detroit Water & Sewage Department Project, Senior Lien, Series C-1, 5.00%, 07/01/44	940	997,848
State of Michigan Strategic Fund, RB, I-75 Improvement Projects, AMT, 5.00%, 06/30/48	1,165	1,231,801

		8,944,445
Minnesota — 1.0%
Duluth EDA, Refunding RB, Essentia Health Obligated Group, Series A:
4.25%, 02/15/48	1,115	1,082,242

Security	Par (000)	Value
Minnesota (continued)
Duluth EDA, Refunding RB, Essentia Health Obligated Group, Series A (continued):
5.25%, 02/15/53	$2,230	$2,410,496

		3,492,738
Missouri — 2.4%
370/Missouri Bottom Road/Taussig Road Transportation Development District, RB, 7.20%, 05/01/33(d)(e)	6,000	3,120,000
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Refunding RB, Combined Lien, Series A, 5.00%, 10/01/44	275	299,228
State of Missouri Health & Educational Facilities Authority, RB, Senior Living Facilities, Lutheran Senior Services, 5.50%, 02/01/42	1,135	1,153,500
State of Missouri Health & Educational Facilities Authority, Refunding RB:
Mercy Health, Series C, 5.00%, 11/15/47	2,825	3,095,550
St. Louis College of Pharmacy Project, 5.50%, 05/01/43	265	280,471

		7,948,749
Multi-State — 2.0%
Centerline Equity Issuer Trust(a):
Series A-4-2, 6.00%, 05/15/19	3,500	3,554,950
Series B-3-2, 6.30%, 05/15/19	3,000	3,050,730

		6,605,680
Nebraska — 1.7%
Central Plains Nebraska Energy Project, RB, Gas Project No. 3:
5.25%, 09/01/37	895	970,350
5.00%, 09/01/42	1,570	1,688,347
County of Lancaster Nebraska Hospital Authority No. 1, Refunding RB, Immanuel Obligation Group, Health Facilities, 5.63%, 01/01/40	1,245	1,281,503
County of Sarpy Nebraska Hospital Authority No. 1, Refunding RB, Immanuel Obligation Group, 5.63%, 01/01/40	1,635	1,682,938

		5,623,138
New Hampshire — 1.5%
New Hampshire Business Finance Authority, Refunding RB, Resource Recovery, Covanta Project(a):
Series B, 4.63%, 11/01/42	1,860	1,763,262

4

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
New Hampshire (continued)
New Hampshire Business Finance Authority, Refunding RB, Resource Recovery, Covanta Project(a) (continued):
Series C, AMT, 4.88%, 11/01/42	$975	$938,330
New Hampshire Health and Education Facilities Authority Act, RB, Doartmouth College Issue, 5.25%, 06/01/19(b)	2,220	2,257,540

		4,959,132
New Jersey — 10.8%
Casino Reinvestment Development Authority, Refunding RB:
5.25%, 11/01/39	1,805	1,902,217
5.25%, 11/01/44	1,640	1,723,952
County of Essex New Jersey Improvement Authority, RB, AMT, 5.25%, 07/01/45(a)	1,165	1,167,738
New Jersey EDA, ARB, Continental Airlines, Inc. Project, 5.13%, 09/15/23	2,130	2,279,824
New Jersey EDA, RB:
Continental Airlines, Inc. Project, AMT, 4.88%, 09/15/19	235	238,802
Continental Airlines, Inc. Project, AMT, 5.25%, 09/15/29	2,130	2,294,266
Series EEE, 5.00%, 06/15/48	4,020	4,131,113
New Jersey EDA, Refunding ARB, Port Network Container Terminal LLC Project, AMT, 5.00%, 10/01/47	1,570	1,645,203
New Jersey EDA, Refunding RB, Special Assessment, Kapkowski Road Landfill Project, 6.50%, 04/01/28	7,475	8,514,175
New Jersey State Turnpike Authority, RB:
Series A, 5.00%, 07/01/22(b)	1,355	1,492,099
Series A, 5.00%, 01/01/43	770	826,965
Series E, 5.00%, 01/01/45	2,810	3,031,962
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program, Series AA, 5.00%, 06/15/44	1,355	1,399,593
Transportation Program, Series AA, 5.00%, 06/15/44	730	755,827
Transportation System, Series B, 5.25%, 06/15/36	2,690	2,811,265
Rutgers - The State University of New Jersey, Refunding RB, Series L, 5.00%, 05/01/43	570	623,933
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.25%, 06/01/46	580	614,678

Security	Par (000)	Value
New Jersey (continued)
Tobacco Settlement Financing Corp., Refunding RB (continued):
Sub-Series B, 5.00%, 06/01/46	$815	$816,035

		36,269,647
New York — 7.3%
City of New York Transitional Finance Authority Future Tax Secured Revenue, RB, Fiscal 2012, Sub-Series E-1, 5.00%, 02/01/42	2,680	2,846,911
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 06/01/41(a)	2,000	2,048,780
County of Westchester New York Healthcare Corp., RB, Senior Lien, Series A, 5.00%, 11/01/44	790	833,131
Metropolitan Transportation Authority, RB, Series B:
5.25%, 11/15/38	2,555	2,825,651
5.25%, 11/15/39	910	1,005,432
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 07/15/49	1,335	1,385,583
3 World Trade Center Project, Class 1, 5.00%, 11/15/44(a)	4,320	4,408,906
3 World Trade Center Project, Class 2, 5.15%, 11/15/34(a)	365	379,567
3 World Trade Center Project, Class 2, 5.38%, 11/15/40(a)	910	950,158
New York Transportation Development Corp., Refunding ARB, American Airlines, Inc., AMT:
5.00%, 08/01/26	675	702,898
5.00%, 08/01/31	1,620	1,671,953
Port Authority of New York & New Jersey, ARB, JFK International Air Terminal LLC Project, Series 8:
6.00%, 12/01/42	1,635	1,740,572
Special Project, 6.00%, 12/01/36	1,410	1,505,866

5

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
New York (continued)
State of New York Environmental Facilities Corp., RB, Subordinated SRF Bonds, Series B, 5.00%, 06/15/48	$1,945	$2,198,200

		24,503,608
North Carolina — 1.5%
North Carolina Capital Facilities Finance Agency, Refunding RB, Solid Waste Disposal Facility, Duke Energy Carolinas Project, Series B, 4.63%, 11/01/40	1,000	1,032,150
North Carolina Medical Care Commission, RB, Health Care Facilities, Duke University Health System, Series A, 5.00%, 06/01/19(b)	1,525	1,549,003
North Carolina Medical Care Commission, Refunding RB, 1st Mortgage:
Aldersgate, 6.25%, 07/01/35	1,530	1,673,239
Retirement Facilities Whitestone Project, Series A, 7.75%, 03/01/21(b)	625	699,994

		4,954,386
North Dakota — 0.3%
County of Cass North Dakota, Refunding RB, Essentia Health Obligated Group, Series B, 5.25%, 02/15/58	1,035	1,100,888

Ohio — 3.3%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Senior Turbo Term, Series A-2, 6.50%, 06/01/47	3,550	3,510,027
County of Allen Ohio Hospital Facilities Revenue, Refunding RB, Catholic Healthcare Partners, Series A, 5.25%, 06/01/20(b)	3,405	3,562,720
County of Franklin Ohio, RB:
Health Care Facilities Improvement, OPRS Communities Obligation Group, Series A, 6.13%, 07/01/40	710	757,818
Trinity Health Credit Group, Series 2017, 5.00%, 12/01/46	435	474,428
County of Montgomery Ohio, Refunding RB, Catholic Health, Series A, 5.00%, 05/01/39	1,970	1,983,672

Security	Par (000)	Value
Ohio (continued)
State of Ohio, RB, Portsmouth Bypass Project, AMT, 5.00%, 06/30/53	$870	$909,585

		11,198,250
Oklahoma — 1.7%
City of Oklahoma Turnpike Authority, RB, Series A, 4.00%, 01/01/48	2,230	2,238,697
Oklahoma Development Finance Authority, RB, OU Medicine Project, Series B, 5.25%, 08/15/48	1,275	1,359,201
Oklahoma Turnpike Authority, RB, 2nd Series C, 4.00%, 01/01/42	2,120	2,146,903

		5,744,801
Pennsylvania — 3.8%
Allentown Neighborhood Improvement Zone Development Authority, Refunding RB, Series A, 5.00%, 05/01/42	2,500	2,560,400
City of Philadelphia Pennsylvania Airport Revenue, Refunding ARB, Series B, AMT, 5.00%, 07/01/47	490	529,019
City of Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority, RB, Temple University Health System, Series A, 5.63%, 07/01/42	685	723,031
Commonwealth Financing Authority, RB, Tobacco Master Settlement Payment:
5.00%, 06/01/33	115	127,750
5.00%, 06/01/34	150	165,995
County of Montgomery Higher Education & Health Authority, Refunding RB, Thomas Jefferson University, Series A:
4.00%, 09/01/49	615	598,346
5.00%, 09/01/43	1,350	1,474,780
Pennsylvania Economic Development Financing Authority, RB:
AMT, 5.00%, 06/30/42	3,030	3,165,744
Aqua Pennsylvania, Inc. Project, Series B, 5.00%, 11/15/40	2,065	2,113,775
Pennsylvania Turnpike Commission, RB, Series A, 5.00%, 12/01/44	1,190	1,268,504

		12,727,344
Puerto Rico — 1.0%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds:
5.50%, 05/15/39	2,000	2,004,660

6

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Puerto Rico (continued)
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds (continued):
5.63%, 05/15/43	$1,220	$1,222,269

		3,226,929
Rhode Island — 2.3%
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.00%, 06/01/35	1,690	1,750,569
Series B, 4.50%, 06/01/45	2,850	2,622,399
Series B, 5.00%, 06/01/50	3,175	3,163,094

		7,536,062
South Carolina — 4.8%
South Carolina Jobs EDA, Refunding RB, Prisma Health Obligated Group, Series A, 5.00%, 05/01/48(f)	3,340	3,556,599
State of South Carolina Ports Authority, ARB:
5.25%, 07/01/20(b)	3,595	3,775,793
AMT, 5.25%, 07/01/55	1,390	1,502,882
State of South Carolina Public Service Authority, RB, Santee Cooper, Series A, 5.50%, 12/01/54	3,575	3,808,019
State of South Carolina Public Service Authority, Refunding RB:
Series A, 5.00%, 12/01/50	1,545	1,609,241
Series E, 5.25%, 12/01/55	1,840	1,951,430

		16,203,964
Tennessee — 0.7%
City of Chattanooga Health Educational & Housing Facility Board, RB, Catholic Health Initiatives, Series A, 5.25%, 01/01/45	1,470	1,555,245
County of Nashville & Davidson Metropolitan Government Health & Educational Facilities Board, RB, Vanderbilt University Medical Center, Series A, 5.00%, 07/01/40	740	795,145

		2,350,390
Texas — 13.7%
Central Texas Regional Mobility Authority, Refunding RB:
Senior Lien, 6.25%, 01/01/21(b)	2,350	2,542,958
Sub-Lien, 5.00%, 01/01/33	390	416,458
City of Austin Texas Airport System, ARB, AMT, 5.00%, 11/15/39	665	724,684
City of Houston Texas Airport System, Refunding ARB, United Airlines, Inc. Terminal E Project, AMT, 5.00%, 07/01/29	460	493,695

Security	Par (000)	Value
Texas (continued)
City of Houston Texas Combined Utility System, Refunding RB, Combined 1st Lien, Series A (AGC), 6.00%, 05/15/19(b)	$9,145	$9,313,648
County of Harris Texas Cultural Education Facilities Finance Corp., RB, 1st Mortgage, Brazos Presbyterian Homes, Inc. Project, Series B, 7.00%, 01/01/23(b)	485	572,761
County of Harris Texas Houston Sports Authority, Refunding RB, 3rd Lien, Series A (NATL)(c):
0.00%, 11/15/24(b)	2,300	973,130
0.00%, 11/15/36	23,075	9,053,245
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Projects, Series A, 0.00%, 09/15/37(c)	6,055	2,722,389
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB:
Christus Health, Series B, 5.00%, 07/01/48	4,955	5,314,584
Scott & White Healthcare, 6.00%, 08/15/20(b)	4,085	4,356,898
New Hope Cultural Education Facilities Finance Corp., RB, Jubilee Academic Center Project, Series A, 5.13%, 08/15/47(a)	1,085	1,057,072
San Antonio Water System, Refunding RB, Junior Lien, Series A, 5.00%, 05/15/48	2,720	3,034,133
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC, 7.00%, 06/30/40	3,000	3,186,660
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	2,250	2,343,915

		46,106,230
Utah — 0.7%
City of Salt Lake Corp. Airport Revenue, ARB, Series A, AMT, 5.00%, 07/01/47	995	1,080,271
Salt Lake City Corp. Airport Revenue, ARB, Series A, AMT, 5.00%, 07/01/48	955	1,041,227

7

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Utah (continued)
Utah State Charter School Finance Authority, RB, Ogden Preparatory Academy, Series A, 3.25%, 10/15/42	$390	$333,497

		2,454,995
Virginia — 1.9%
County of Front Royal & Warren IDA, RB, Valley Health System Obligated Group, 4.00%, 01/01/50	865	840,962
Hampton Roads Transportation Accountability Commission, RB, Transportation Fund, Senior Lien, Series A, 5.50%, 07/01/57	1,205	1,403,415
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT:
5.25%, 01/01/32	1,755	1,858,527
6.00%, 01/01/37	2,120	2,289,918

		6,392,822
Washington — 3.9%
City of Bellingham Washington Water & Sewer, RB, 5.00%, 08/01/36	5,050	5,381,431
Grant County Public Utility District No. 2, Refunding RB, Series A, 5.00%, 01/01/43	2,335	2,555,564
Port of Seattle Washington, ARB, Series A, AMT, 5.00%, 05/01/43	1,615	1,745,234
Port of Seattle Washington, RB, Intermediate Lien, Series C, AMT, 5.00%, 04/01/40	815	871,642
Washington Health Care Facilities Authority, RB, Catholic Health Initiatives, Series A, 5.75%, 01/01/45	2,445	2,656,713

		13,210,584
Wisconsin — 0.3%
State of Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group, Series E, 5.00%, 11/15/33	910	930,766

Wyoming — 1.0%
County of Sweetwater Wyoming, Refunding RB, Idaho Power Co. Project, Remarketing, 5.25%, 07/15/26	3,355	3,427,334

Total Municipal Bonds — 133.0% (Cost — $430,843,956)		446,072,513

Security	Par (000)	Value
Municipal Bonds Transferred to Tender Option Bond Trusts (i) 31.7%

California — 5.9%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area Toll Bridge, 4.00%, 04/01/42(a)(h)(j)	$3,358	$3,417,413
City & County of San Francisco California Public Utilities Commission, RB, Water Revenue, Series B, 5.00%, 11/01/19(b)	10,335	10,644,878
Sacramento Area Flood Control Agency, Refunding, Consolidated Capital Assessment District No. 2 Bonds, 5.00%, 10/01/47	3,345	3,712,822
San Diego California Community College District, GO, Election of 2002, 5.25%, 08/01/19(b)	1,839	1,882,867

		19,657,980
Colorado — 0.8%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Subordinate System, Series A, AMT, 5.25%, 12/01/48(a)(h)(j)	2,463	2,754,892

Illinois — 0.4%
Illinois Finance Authority, Refunding RB, Presence Health Network, Series C, 4.00%, 02/15/41	1,544	1,520,620

Massachusetts — 3.1%
Commonwealth of Massachusetts Transportation Fund Revenue, RB, Rail Enhancement Program, Series A, 4.00%, 06/01/45	2,237	2,263,311
Massachusetts Development Finance Agency, Refunding RB, Partners Healthcare System, 5.00%, 07/01/47	4,979	5,400,110
Massachusetts School Building Authority, RB, Senior, Series B, 5.00%, 10/15/41	2,461	2,614,573

		10,277,994
New York — 11.0%
City of New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Series FF-2, 5.50%, 06/15/40	1,710	1,737,953
City of New York Water & Sewer System, Refunding RB, 2nd General Resolution, Series HH, 5.00%, 06/15/31(j)	9,150	9,727,762

8

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
New York (continued)
Hudson Yards Infrastructure Corp., RB, Senior-Fiscal 2012:(j)
5.75%, 02/15/21(b)	$1,083	$1,165,542
5.75%, 02/15/47	667	717,006
New York Liberty Development Corp., ARB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	11,670	12,606,269
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51(j)	7,040	7,675,990
Port Authority of New York & New Jersey, Refunding ARB, 194th Series, 5.25%, 10/15/55	2,790	3,115,091

		36,745,613
North Carolina — 0.9%
North Carolina Capital Facilities Finance Agency, Refunding RB, Duke University Project, Series B, 5.00%, 10/01/55	2,740	3,037,578

Pennsylvania — 0.8%
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	2,521	2,850,429

Rhode Island — 0.5%
Narragansett Bay Commission, Refunding RB, Wastewater System, Series A, 4.00%, 09/01/43(a)(h)	1,695	1,707,232

Texas — 3.8%
City of San Antonio Texas Electric and Gas Systems, RB, Junior Lien, 5.00%, 02/01/43	2,660	2,854,134
County of Harris Texas Metropolitan Transit Authority, Refunding RB, Series A, 5.00%, 11/01/41	3,720	3,963,716

Security	Par (000)	Value
Texas (continued)
Lower Colorado River Authority, Refunding RB, LCRA Transmission Services Corporation Project, 4.00%, 05/15/43(a)(h)	$2,241	$2,248,578
University of Texas, Refunding RB, Financing System, Series B, 5.00%, 08/15/43	3,346	3,623,481

		12,689,909
Utah — 1.2%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 08/15/19(b)	3,959	4,045,308

Washington — 2.4%
State of Washington, GO, Various Purposes, Series E, 5.00%, 02/01/19(b)	8,113	8,154,060

Wisconsin — 0.9%
State of Wisconsin Health & Educational Facilities Authority, Refunding RB, The Medical College of Wisconsin, Inc., 4.00%, 12/01/46	3,072	3,029,510

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 31.7% (Cost — $103,901,137)		106,471,125

Total Long-Term Investments — 164.7% (Cost — $534,745,093)		552,543,638

Total Investments — 164.7% (Cost — $534,745,093)		552,543,638
Liabilities in Excess of Other Assets — (0.1)%		(476,640)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (19.5)%		(65,322,261)
VMTP Shares, at Liquidation Value — (45.1)%		(151,300,000)

Net Assets Applicable to Common Shares — 100.0%		$335,444,737

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Zero-coupon bond.
(d)	Non-income producing security.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	When-issued security.
(g)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(h)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(i)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(j)

All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expires between February 15, 2019 to June 1, 2026, is $15,285,307.

9

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Municipal Income Trust II (BLE)

(k)

During the period ended November 30, 2018, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 08/31/18	Net Activity	Shares Held at 11/30/18	Value at 11/30/18	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	4,902,849	(4,902,849)	—	$—	$18,372	$227	$(227)

(a)	Includes net capital gain distributions, if applicable.

Portfolio Abbreviations

AGC — Assured Guarantee Corp.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Assurance Corp.

AMT — Alternative Minimum Tax (subject to)

ARB — Airport Revenue Bonds

CAB — Capital Appreciation Bonds

EDA — Economic Development Authority

EDC — Economic Development Corp.

GARB — General Airport Revenue Bonds

GO — General Obligation Bonds

GTD — Guaranteed

IDA — Industrial Development Authority

LRB — Lease Revenue Bonds

RB — Revenue Bonds

S/F — Single-Family

SRF — State Revolving Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	28	03/20/19	$3,345	$(8,061)
Long U.S. Treasury Bond	100	03/20/19	13,991	(60,037)
5-Year U.S. Treasury Note	34	03/29/19	3,841	(3,110)

				$(71,208)

10

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Municipal Income Trust II (BLE)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$552,543,638	$—	$552,543,638

Derivative Financial Instruments(b)
Liabilities:
Interest rate contracts	$(71,208)	$—	$—	$(71,208)

(a)	See above Schedule of Investments for values in each state or political subdivision
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(65,118,832)	$—	$(65,118,832)
VMTP Shares at Liquidation Value	—	(151,300,000)	—	(151,300,000)

	$—	$(216,418,832)	$—	$(216,418,832)

During the period ended November 30, 2018, there were no transfers between levels.

11

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Income Trust II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Trust II

Date: January 18, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Trust II

Date: January 18, 2019

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Income Trust II

Date: January 18, 2019